Annual Operating Expenses {- Franklin Growth and Income VIP Fund} - FTVIP Class 2-66 - Franklin Growth and Income VIP Fund - Class 2	Oct. 01, 2020
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual Fund operating expenses	0.97%
Fee waiver and/or expense reimbursement	(0.13%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.84%	[1]

[1]

1. The investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) do not exceed 0.59% until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.